Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Significant Accounting Policies [Abstract]
Summary of new standards and amendments issued by the IASB
New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2023

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 17 Insurance Contracts	January 1, 2023
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	January 1, 2023
IAS 8 Definition of Accounting Estimates	January 1, 2023
IAS 12 International Tax Reform- Pillar Two Model Rules (Amendments to IAS 12)	May 23, 2023
New standards, amendments and interpretations not yet effective
At the date of authorization of these consolidated financial statements, several new, but not yet effective, Standards and amendments to existing Standards, and Interpretations have been published by the IASB. None of these Standards or amendments to existing Standards have been adopted early by the Group.

New IFRS Standards and Amendments to existing standards	Effective date
IAS 1 Non-current Liabilities with Covenants (Amendments to IAS 1)	January 1, 2024
IAS 1 Classification of Liabilities as Current or Non-current (Amendments to IAS 1)	January 1, 2024
IFRS 16 Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)	January 1, 2024
IAS 7 and IFRS 7 Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)	January 1, 2024
IAS 21 Lack of Exchangeability (Amendments to IAS 21)	January 1, 2025

Summary of principal foreign currency exchange rates used by the Group
The principal foreign currency exchange rates used by the Group to translate other currencies into Euro, were as follows:

	2023		2022		2021
	At December 31	Average	At December 31	Average	At December 31	Average
CNY	7.8592	7.6352	7.4229	7.0714	7.2197	7.6372
CHF	0.9336	0.9709	0.9841	1.0036	1.0347	1.0818
GBP	0.8693	0.8694	0.8843	0.8519	0.8389	0.8603
HKD	8.6727	8.4863	8.3095	8.2390	8.8304	9.1986
INR	91.9420	88.9784	88.1789	82.5907	84.3226	87.5124
JPY	156.5266	151.4929	141.7666	137.7370	130.2725	129.8404
MXN	18.7952	19.1355	20.7529	21.0553	23.1683	24.0754
SEK	11.0537	11.4722	11.1472	10.6281	10.2407	10.1418
SGD	1.4616	1.4524	1.4321	1.4499	1.5303	1.5902
USD	1.1096	1.0841	1.0658	1.0521	1.1324	1.1835

Summary of scope of consolidation	The Group’s scope of consolidation at December 31, 2023 and 2022 was as follows:

Company	Registered office	Nominal value of registered capital	% of Group
			2023	2022
Fosun Fashion Group (Cayman) Limited	Grand Cayman, Cayman Islands	Euro50,000	100.00	100.00
Fosun Fashion Investment Holdings (HK) Limited	Hong Kong, P.R.C.	HKD100	100.00	100.00
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Shanghai, P.R.C.	USD500,000	100.00	100.00
SJK Investment Holdings Limited	Grand Cayman, Cayman Islands	USD1,000	100.00	100.00
FFG Investment (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brand Management Co., Limited	Hong Kong, P.R.C.	HKD31,878	100.00	100.00
Luminary Talent Limited	Hong Kong, P.R.C.	HKD1	100.00	100.00
FFG Lily (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
FFG Wisdom (Luxembourg) S.à r.l.	The Grand Duchy of Luxembourg	Euro12,000	100.00	100.00
Fosun Fashion Brands Management Co., Limited	Shanghai, P.R.C.	CNY48,805,000	80.00	100.00
Virtuoso Investment Holdings Luxembourg S.à r.l.	The Grand Duchy of Luxembourg	Euro12,500	100.00	100.00
FFG Lucky SAS	Paris, France	Euro1	100.00	100.00
Fosun Fashion (Hainan) Industry Development Co., Ltd.	Hainan, P.R.C.	USD2,000,000	100.00	100.00
Shanghai Fulang Brand Management (Group) Co., Ltd.	Shanghai, P.R.C.	USD3,000,000	100.00	100.00
Oasis Fashion Holdings Limited	Hong Kong, P.R.C.	HKD100	100.00	100.00
LANVIN GROUP S.R.L.	Milan, Italy	Euro10,000	100.00	100.00
Lanv Fashion Pte. Ltd.	Singapore	SGD1	100.00	100.00
Lanvin Group Fashion (America) Inc.	Newark, U.S.A.	USD20	100.00	100.00
Lanvin Group Fabric Development Technology (Haining) Co., Ltd.	Haining, P.R.C.	CNY1,000,000	60	N.A.
Fulang (Zhuhai Hengqin) Fashion Industry Development Co., Ltd.	Zhuhai, P.R.C.	USD2,000,000	100.00	N.A.
Arpège SAS	Paris, France	Euro91,135,692	95.27	94.28
Wolford AG	Breagaz, Austria	Euro46,337,596.8	61.02	58.45
Raffaele Caruso S.p.A	Soragna, Italy	Euro2,937,145	100.00	100.00
St. John Knits International, Incorporated	Delaware, U.S.A.	USD379,547	96.95	96.95
Sergio Rossi S.p.A	San Mauro Pascoli, Italy	Euro44,084,197	99.09	99.03
JEANNE LANVIN	Paris, France	Euro16,297,330	95.27	94.28
LANVIN MONTE-CARLO	Monaco, Monaco	Euro150,000	95.17	94.19
Lanvin Inc.	New York, U.S.A.	USD12,028,400	95.27	94.28
L3F CROISETTE	Paris, France	Euro20,000	95.27	94.28
L1 Bal Harbour LLC	Miami, U.S.A.	USD1,000	95.27	94.28
L2 Crystals LLC	Las Vegas, U.S.A.	USD1,000	95.27	94.28
L3 Madison LLC	New York, U.S.A.	USD1,000	95.27	94.28
L4 Rodeo Drive LLC	Beverly Hills, U.S.A.	USD1,000	95.27	94.28
L5 US ECOM LLC	New York, U.S.A.	USD1,000	95.27	94.28
L6 MADISON, LLC	New York, U.S.A.	USD1,000	95.27	94.28
L7 Chicago LLC	Chicago, U.S.A.	USD1,000	N.A.	94.28
L8 South Coast Plaza LLC	Costa Mesa, U.S.A.	USD1,000	95.27	94.28
L1 SPIGA Srl	Milan, Italy	Euro46,587	95.27	94.28
L1 Outlet Srl	San Remo, Italy	Euro10,000	95.27	94.28
LANVIN JAPAN K.K.	Tokyo, Japan	JPY100,000,000	95.27	94.28
LANVIN ASIA PACIFIC LIMITED	Hong Kong, P.R.C.	HKD12,000,000	95.27	94.28
Lans Atelier (SHANGHAI) Trading Co., Ltd.	Shanghai, P.R.C.	USD50,000,000	95.27	94.28
LANVIN MACAU LIMITED	Macao, P.R.C.	MOP25,000	95.27	94.28
LANVIN TAIWAN Ltd.	Taipei, P.R.C.	TWD31,000,000	95.27	94.28
LANVIN LIMITED	London, U.K.	GBP1	95.27	94.28
Jeanne Lanvin GmbH	Munich, Germany	Euro675,000	N.A.	94.28
LANVIN JAPAN SERVICE K.K.	Tokyo, Japan	JPY3,000,000	N.A.	N.A.
LANVIN HONG KONG LIMITED	Hong Kong, P.R.C.	HKD1	95.27	N.A.
Oriental Bright Investment (BVI) Limited	Tortola, British Virgin Islands	USD1	95.27	N.A.
Wolford Beteiligungs GmbH	Bregenz, Austria	Euro35,000	N.A.	58.45
Wolford proizvodnja in trgovina d.o.o.	Murska Sobota, Slovenia	Euro500,000	61.02	58.45
Wolford Deutschland GmbH	Bielefeld, Germany	Euro260,000	61.02	58.45
Wolford (Schweiz) AG	Opfikon, Switzerland	CHF200,000	61.02	58.45
Wolford London Ltd.	London, U.K.	GBP100,000	61.02	58.45
Wolford Paris S.A.R.L.	Paris, France	Euro1,525,000	61.02	58.45
Wolford Italia S.r.l.	Mailand, Italy	Euro500,000	61.02	58.45
Wolford España S.L.	Madrid, Spain	Euro60,000	61.02	58.45
Wolford Scandinavia ApS	Kopenhagen, Danmark	DKK800,000	61.02	58.45
Wolford America, Inc.	New York, U.S.A.	N.A.	61.02	58.45

Company	Registered office	Nominal value of registered capital	% of Group
			2023	2022
Wolford Nederland B.V.	Amsterdam, Netherlands	Euro50,000	61.02	58.45
Wolford Canada Inc.	Vancouver, Canada	CAD100	61.02	58.45
Wolford Asia Limited	Hong Kong, P.R.C.	HKD2,850,000	61.02	58.45
Wolford Belgium N.V.	Antwerpen, Belgium	Euro124,000	61.02	58.45
Wolford (Shanghai) Trading Co., Ltd.	Shanghai, P.R.C.	Euro3,000,000	61.02	58.45
Wolford Berangere	Paris, France	Euro7,622	61.02	58.45
St. John Knits, Inc.	California, U.S.A.	USD379,547.46	96.95	96.95
ST. JOHN ASIA LIMITED	Hong Kong, P.R.C.	HKD1,000,000	96.95	96.95
St. John Canada Corporation	Nova Scotia, Canada	N.A.	96.95	96.95
St. John China Limited	Hong Kong, P.R.C.	HKD100	96.95	96.95
St. John China Holdings Limited	Hong Kong, P.R.C.	USD35,000,000	77.56	77.56
St. John (Shanghai) Trading Co., Ltd.	Shanghai, P.R.C.	USD7,000,000	77.56	77.56
St. John de Mexico S.A. de C.V.	Tijuana Baja, Mexico	PES50,000	96.95	96.95
Shanghai Caruso Trading Co., Ltd.	Shanghai, P.R.C.	CNY1,000,000	N.A.	100.00
Sergio Rossi Retail s.r.l.	San Mauro Pascoli, Italy	Euro30,000	99.09	99.03
Sergio Rossi USA Inc.	New York, U.S.A.	USD150,000	99.09	99.03
Sergio Rossi UK Limited	London, U.K.	GBP2,350,000	99.09	99.03
Sergio Rossi Japan Limited	Tokyo, Japan	JPY100,000,000	99.09	99.03
Sergio Rossi Hong Kong Limited	Hong Kong, P.R.C.	HKD99,582,000	99.09	99.03
Sergio Rossi Shanghai Trading Limited	Shanghai, P.R.C.	Euro10,600,000	99.09	99.03
Sergio Rossi Deutschland GmbH	München, Germany	Euro25,000	99.09	99.03

Summary of depreciation over the estimated useful lives of the assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings	10 to 50 years
Machinery and equipment	3 to 20 years
Leasehold improvements	5 to 15 years
Office equipment	2 to 10 years
Other	2 to 10 years

Summary of Intangible assets are amortised on a straight-line basis	Intangible assets with a definite useful life are amortized on a straight-line basis at the following periods:

Trademarks and patents	3 to 10 years
Software	2 to 10 years
Other	1 to 5 years